Filed with the Securities and Exchange Commission on May 18, 2011

1933 Act Registration File No. 333-13593

1940 Act File No. 811-07853

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 21	☒
(Check appropriate box or boxes.)

Kalmar Pooled Investment Trust

(Exact Name of Registrant as Specified in Charter)

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Address of Principal Executive Offices)

with a copy of communications to:

Joseph V. Del Raso, Esquire

Pepper Hamilton LLP

3000 Two Logan Square

18th & Arch Streets

Philadelphia, PA 19103

Registrant’s Telephone Number, including Area Code: (800) 282-2319

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 19 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 18 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 18th day of May 2011.

Kalmar Pooled Investment Trust Registrant

By:	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	/s/ Ford B. Draper, Jr.	Trustee, Chairman and President	May 18, 2011
Ford B. Draper, Jr.

	Wendell Fenton	Trustee	May 18, 2011
Wendell Fenton*

	Nicholas A. Giordano	Trustee	May 18, 2011
Nicholas A. Giordano*

	David M. Reese, Jr.	Trustee	May 18, 2011
David M. Reese, Jr.*

	David D. Wakefield	Trustee	May 18, 2011
David D. Wakefield*

	/s/ Verna Knowles	Treasurer and Chief Financial Officer	May 18, 2011
Verna Knowles

*By:	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr. Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase